Related Party Disclosures - Outstanding balances with related parties (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019
Integrated Micro‑Electronics, Inc.
Related party disclosures
Loans from related parties		€ 2,000,000
Amounts owed by related parties	€ 1,199,756	1,158,000
Amounts owed to related parties	2,304,558	1,064,000
Kloepfel Corporate Finance GmbH
Related party disclosures
Amounts owed to related parties	€ 2,448	€ 54,522